Marketable Securities (Details) - USD ($)			12 Months Ended
	Oct. 31, 2022	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
Marketable Securities [Abstract]
Common shares	80,000	11,308,250
Market value per share (in Dollars per share)	$ 0.12	$ 0.27	$ 0.375
Shares issued	80,000	11,308,250
Converted shares		11,308,250
Trading shares			9,046,600
Fair value (in Dollars)	$ 23,036		$ 784,832
Price per share (in Dollars per share)	$ 0.3		$ 0.35
Released shares			2,261,650
Prime fuels consideration percentage	10.00%
Assets (in Dollars)	$ 9,530		$ 223,529,458	$ 159,356,524	$ 18,355,244
Marketable securities [Member]
Marketable Securities [Abstract]
Cost base shareholdings amount			$3,085,965
Trading Shares [Member]
Marketable Securities [Abstract]
Fair value (in Dollars)			$ 3,139,325
Price per share (in Dollars per share)			$ 0.35